Statements of Operations - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Formation and operating costs	$ (612,607)	$ (252,312)	$ (1,939,085)	$ (829,034)	$ (20,095)	$ (1,508,247)
Franchise tax	(50,000)		(179,206)			(195,138)
Loss from Operations	(662,607)	(252,312)	(2,118,291)	(829,034)	(20,095)	(1,703,385)
Other Income (Expenses)
Interest expense	(36,516)		(66,809)
Interest earned on marketable securities held in trust account	636,580	478,182	2,088,010	626,589		1,555,432
Net Income (Loss) Before Tax	(62,543)	225,870	(97,090)	(202,445)	(20,095)	(147,953)
Income tax	(123,182)		(400,849)			(285,662)
Net Income (Loss)	$ (185,725)	$ 225,870	$ (497,939)	$ (202,445)	$ (20,095)	$ (433,615)
Weighted average shares outstanding of Common Stock - Basic	8,680,609	13,485,199	8,789,806	13,000,236	2,500,000	13,000,236
Weighted average shares outstanding of Common Stock - Diluted	8,680,609	13,485,199	8,789,806	13,000,236	2,500,000	13,000,236
Basic net loss per share of Common Stock	$ (0.02)	$ 0.02	$ (0.06)	$ (0.02)	$ (0.01)	$ (0.03)
Diluted net loss per share of Common Stock	$ (0.02)	$ 0.02	$ (0.06)	$ (0.02)	$ (0.01)	$ (0.03)